UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                                                811-22208

Valued Advisers Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                               (Zip code)

Capitol Services, Inc.
615 S. Dupont Hwy.
Dover, DE 19901
(Name and address of agent for service)

With a copy to:
John H. Lively, Esq.
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 W. 141st Terrace
Suite 119
Leawood, KS 66224

Registrant's telephone number, including area code:  317-917-7000

Date of fiscal year end:  1/31

Date of reporting period:  04/30/12

Item 1. Schedule of Investments.

Golub Group Equity Fund
Schedule of Investments
April 30, 2012
(Unaudited)

Common Stocks - 96.85%	Shares	Fair Value

Air Courier Services - 1.97%
FedEx Corp.	6,075	$536,058

Aircraft Engines & Engine Parts - 1.51%
United Technologies Corp.	5,050	412,282

Beverages - 4.59%
Diageo plc (b)(d)	4,225	427,232
PepsiCo, Inc.	12,450	821,700
		1,248,932

Brewery - 3.04%
Anheuser-Busch InBev NV (b)	11,375	826,052

Computer Communications Equipment - 4.02%
Cisco Systems, Inc.	54,325	1,094,649

Electromedical & Electrotherapeutic Apparatus - 3.52%
Medtronic, Inc.	25,075	957,865

Electronic & Other Electrical Equipment (No Computer Equipment) - 4.08%
General Electric Co.	56,700	1,110,186

Electronic Computers - 1.70%
Apple, Inc. (a)	790	461,550

Fire, Marine & Casualty Insurance - 4.98%
Berkshire Hathaway, Inc. - Class B (a)	16,825	1,353,571

Investment Advice - 3.01%
Franklin Resources, Inc.	6,525	818,953

Medical - Generic Drugs - 3.70%
Teva Pharmaceutical Industries, Ltd. (b)	22,025	1,007,423

Motor Vehicles & Passenger Car Bodies - 2.74%
General Motors Co. (a)	32,400	745,200

National Commercial Banks - 1.91%
Citigroup, Inc.	15,750	520,380

Petroleum Refining - 9.31%
Chevron Corp.	7,375	785,880
ConocoPhillips	10,900	780,767
Exxon Mobil Corp.	11,200	967,008
		2,533,655

Pharmaceutical Preparations - 6.05%
Abbott Laboratories	13,400	831,604
Johnson & Johnson	12,500	813,625
		1,645,229

Retail - Lumber & Other Building Materials Dealers - 5.94%
Home Depot, Inc./The	10,900	564,511
Lowe's Companies, Inc.	33,450	1,052,671
		1,617,182

See accompanying notes which are an integral part of these financial statements.

Golub Group Equity Fund
Schedule of Investments - continued
April 30, 2012
(Unaudited)

Common Stocks - 96.85% - continued	Shares	Fair Value

Semiconductors & Related Devices - 2.04%
Intel Corp.	19,525	$554,510

Services - Computer Processing & Data Preparation - 3.06%
Fiserv, Inc. (a)	11,825	831,179

Services - Computer Programming, Data Processing, Etc. - 2.95%
Google Inc. - Class A(a)	1,325	801,930

Services - Engineering, Accounting, Research, Management - 2.91%
Paychex, Inc.	25,550	791,539

Services - Prepackaged Software - 4.14%
Microsoft Corp.	35,200	1,127,104

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.57%
Procter & Gamble Co./The	6,725	427,979

State Commercial Banks - 3.06%
Bank of New York Mellon Corp./The	35,150	831,297

Super-Regional Banks-US - 7.40%
U.S. Bancorp	30,900	994,053
Wells Fargo & Co.	30,500	1,019,615
		2,013,668

Surgical & Medical Instruments & Apparatus - 1.74%
Becton, Dickinson and Co.	6,050	474,623

Telephone Communications (No Radio Telephone) - 3.01%
China Mobile Ltd. (b)	14,775	817,649

Trucking & Courier Services (No Air) - 2.90%
United Parcel Service, Inc. - Class B	10,098	789,058

TOTAL COMMON STOCKS (Cost $22,548,526)		26,349,703

Money Market Securities - 3.12%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.24% (c)	849,094	$849,094

TOTAL MONEY MARKET SECURITIES (Cost $849,094)		849,094

TOTAL INVESTMENTS (Cost $23,397,620) - 99.97%		$27,198,797

Other assets less liabilities - 0.03%		7,943

TOTAL NET ASSETS - 100.00%		$27,206,740

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the rate shown represents the 7-day yield at April 30, 2012.
(d) Public Limited Company.

Tax Related
Unrealized appreciation		4,004,390
Unrealized depreciation		(203,213)
Net unrealized appreciation		$3,801,177

Aggregate cost of securities for income tax purposes		$23,397,620

See accompanying notes which are an integral part of these financial statements.

Golub Group Equity Fund
Related Notes to the Schedule of Investments
April 30, 2012
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The first in, first out method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establish a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Golub Group Equity Fund
Related Notes to the Schedule of Investments – continued
April 30, 2012
 (Unaudited)

Fixed income securities that are valued using market quotations in an active market will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.  Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2012:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$26,349,703	$-	$-	$26,349,703

Money Market Securities	849,094	-	-	849,094

Total	$27,198,797	$-	$-	$27,198,797

*Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.  During the period ended April 30, 2012, the Funds had no transfers between Levels. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Angel Oak Multi-Strategy Income Fund
Schedule of Investments
April 30, 2012
(Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations -97.64%
Adjustable Rate Mortgage Trust., Series 2004-1, Class 4A1, 5.462%, 1/25/2035 (a)(b)	$674,390	$667,245
Adjustable Rate Mortgage Trust., Series 2005-8, Class 4A11, 5.258%, 11/25/2035 (a)	681,762	563,086
Bank of America Funding Corp., Inc., Series 2007-D, Class 3A1, 5.500%, 6/20/2037 (a)	144,079	127,173
Bank of America Mortgage Securities, Inc., Series 2004-I, Class 2A2, 2.746%, 10/25/2034 (a)	566,337	533,269
Bank of America Mortgage Securities, Inc., Series 2005-I, Class 2A3, 2.747%, 10/25/2035 (a)	12,566	11,626
Bank of America Mortgage Securities, Inc., Series 2005-I, Class 4A1, 5.136%, 10/25/2035 (a)	408,100	381,052
Bank of America Mortgage Securities, Inc., Series 2005-J, Class 2A1, 2.795%, 11/25/2035 (a)	1,900,382	1,497,992
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, 5.274%, 3/25/2035 (a)	2,057,429	1,921,680
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2, 2.250%, 8/25/2035 (a)	238,987	220,905
Bear Stearns Asset Backed Securities Trust, Series 2004-AC1, Class A2, 1.239%, 3/25/2034 (a)	243,900	221,126
CountryWide Alternative Loan Trust, Series 2004-36CB, Class 2A1, 5.500%, 2/25/2035	259,607	250,119
CountryWide Alternative Loan Trust, Series 2005-46CB, Class A14, 5.500%, 10/25/2035	280,442	230,734
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A1, 0.739%, 7/25/2035 (a)	1,956,764	1,510,206
CountryWide Alternative Loan Trust, Series 2005-28CB, Class 3A5, 6.000%, 8/25/2035	2,195,684	1,836,118
CountryWide Home Loans, Series 2003-52, Class A1, 2.668%, 2/19/2034 (a)	94,944	85,203
CountryWide Home Loans, Series 2005-HYB6, Class 4A1B, 5.205%, 10/20/2035 (a)	129,666	100,211
Chase Mortgage Finance Corp., Series 2005-A1, Class 1A1, 5.262%, 12/25/2035 (a)	104,324	98,622
Chase Mortgage Finance Corp., Series 2005-A1, Class 3A1, 5.095%, 12/25/2035 (a)	718,255	629,704
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 5.318%, 9/25/2035 (a)(b)	2,366,825	1,899,274
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A3, 4.900%, 11/25/2035 (a)	1,580,419	1,420,707
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR6, Class 2A1,
2.776%, 10/25/2034 (a)(b)	561,112	517,139
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR8, Class 2A1,
2.707%, 9/25/2034 (a)(b)	241,676	236,501
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 2A7,
0.689%, 6/25/2035 (a)(b)	1,320,162	1,091,296
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA5, Class 3A1, 5.500%, 8/25/2035	290,438	242,156
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	7,940	7,178
First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 1A2, 5.500%, 10/25/2035	422,101	253,284
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A, 4.946%, 5/25/2035 (a)	1,447,578	1,345,343
GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1, 5.274%, 11/19/2035 (a)	817,099	763,611
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1, 5.158%, 11/25/2035 (a)(b)	2,401,957	2,050,445
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.133%, 11/25/2035 (a)	849,015	815,410
GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 5.002%, 1/25/2036 (a)	1,398,501	1,150,380
IMPAC CMB Trust, Series 2004-4, Class 1A1, 0.879%, 9/25/2034 (a)(b)	312,394	251,876
IMPAC CMB Trust, Series 2004-6, Class 1A3, 1.219%, 10/25/2034 (a)(b)	2,037,954	1,418,271
IMPAC CMB Trust, Series 2004-7, Class 1A2, 1.159%, 11/25/2034 (a)(b)	1,844,055	1,334,816
INDYMAC Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 1.039%, 11/25/2034 (a)	1,668,425	1,093,115
INDYMAC Index Mortgage Loan Trust, Series 2005-AR25, Class 1A21, 5.260%, 12/25/2035 (a)	1,448,765	1,070,315
JP Morgan Mortgage Trust, Series 2005-A1, Class 1A1, 5.193%, 2/25/2035 (a)	1,484,711	1,469,906
JP Morgan Mortgage Trust, Series 2005-A4, Class 2A1, 2.817%, 7/25/2035 (a)	177,383	150,446
JP Morgan Mortgage Trust, Series 2005-A7, Class 3A1, 5.266%, 10/25/2035 (a)(b)	822,614	782,844
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A1, 5.341%, 11/25/2035 (a)	1,708,438	1,599,484
JP Morgan Mortgage Trust, Series 2006-A3, Class 7A1, 2.933%, 4/25/2035 (a)(b)	1,289,590	1,194,403
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 2.857%, 12/25/2034 (a)	66,900	45,554
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 2.707%, 1/25/2036 (a)	460,589	369,732
Merrill Lynch Mortgage Investors Trust, Series 2005-A7, Class 2A1, 5.255%, 9/25/2035 (a)	1,243,073	1,116,048
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 2A1E, 2.619%, 12/25/2035 (a)	1,292,006	1,011,026
Prime Mortgage Trust, Series 2005-4, Class 2A4, 0.739%, 10/25/2035 (a)	368,012	290,826
Residential Accredit Loans, Inc., Series 2005-QS17, Class A10, 6.000%, 12/25/2035	32,153	23,852
Residential Funding Mortgage Securities I, Inc., Series 2005-SA3, Class 3A, 5.051%, 8/25/2035 (a)	756,762	616,587
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A, 2.848%, 10/25/2034 (a)(b)	304	251
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 5A3, 5.391%, 11/25/2034 (a)	212,913	208,775
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-15, Class 2A1, 4.765%, 7/25/2035 (a)	1,783,357	1,400,341
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1, 5.531%, 10/25/2035 (a)	117,589	94,301
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 7A1, 5.398%, 11/25/2035 (a)	547,746	438,623
Structured Asset Securities Corp., Series 2003-6A, Class 2A1, 5.380%, 3/25/2033 (a)	140,936	139,150
Structured Asset Securities Corp., Series 2005-1, Class 7A6, 5.500%, 2/25/2035	1,448,402	1,204,945

See Related Notes to the Schedule of Investments.

Angel Oak Multi-Strategy Income Fund
Schedule of Investments - continued
April 30, 2012
(Unaudited)
	Principal Amount	Fair Value

UBS - Citigroup Commerical Mortgage Trust, Series 2011-C1, Class A2, 2.804%, 1/10/2045 (a)	$1,000,000	$1,044,639
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 1A1,
5.500%, 3/25/2035	1,179,898	1,108,214
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-11, Class A2,
5.750%, 1/25/2036	4,350,085	3,445,548
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1B2,
0.649%, 12/25/2045 (a)	727,692	492,610
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 3A1, 2.610%, 3/25/2035 (a)	499,768	481,200
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A4, 5.350%, 8/25/2035 (a)	390,000	376,566
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR15, Class 1A2, 5.037%, 9/25/2035 (a)	1,411,479	1,244,459
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 7A1, 5.187%, 10/25/2035 (a)	683,805	659,097
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR6, Class 7A1, 5.039%, 3/25/2036 (a)	153,204	151,127

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $47,285,265)		49,007,742

U.S. Government Mortgage Backed Agencies - 3.97%
Federal Home Loan Mortgage Corp. - 0.97%
Pool# Q04086, 3.500%, 10/1/2041	468,718	486,506

Federal National Mortgage Association - 3.00%
Pool# MA0932, 3.500%, 12/1/2041 (b)	1,449,295	1,507,012

TOTAL U.S. GOVERNMENT MORTGAGE BACKED AGENCIES (Cost $1,951,345)		1,993,518

U.S. Government Agency Issues - 2.62%
Federal Home Loan Mortgage Corp. - 1.00%
1.000%, 3/8/2017	500,000	500,205

Federal National Mortgage Association - 1.62%
1.250%, 9/28/2016	800,000	810,370

TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,294,183)		1,310,575

Corporate Bonds - 0.40%
Financials - 0.40%
JP Morgan Chase Capital XXV, 6.800%, 10/1/2037	200,000	202,000

TOTAL CORPORATE BONDS (Cost $200,242)		202,000

	Shares
Money Market Securities - 22.01%
Federated Government Obligations Fund - Institutional Shares, 0.02% (c)	11,048,388	$11,048,388

TOTAL MONEY MARKET SECURITIES (Cost $11,048,388)		11,048,388

TOTAL INVESTMENTS (Cost $61,779,423) - 126.64%		$63,562,223

Liabilities in excess of other assets - (26.64)%		(13,369,472)

TOTAL NET ASSETS - 100.00%		$50,192,751

(a) Variable rate security. Rate disclosed is as of April 30, 2012.
(b) All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(c) Rate disclosed is the seven day yield as of April 30, 2012.

See Related Notes to the Schedule of Investments.

Angel Oak Multi-Strategy Income Fund
Schedule of Investments - continued
April 30, 2012
(Unaudited)

Tax Related	Fair Value
Unrealized appreciation	$1,976,430
Unrealized depreciation	(193,630)
Net unrealized appreciation	$1,782,800

Aggregate cost of securities for income tax purposes	$61,779,423

Reverse repurchase agreements outstanding as of April 30, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Cantor Fitzgerald & Company	0.390%	4/24/2012	5/16/2012	$1,300,310	$1,300,000
Guggenheim Partners, LLC	1.950%	4/19/2012	5/1/2012	455,296	455,000
Guggenheim Partners, LLC	1.850%	3/16/2012	5/29/2012	572,168	570,000
Guggenheim Partners, LLC	1.850%	3/19/2012	5/29/2012	1,046,806	1,043,000
Guggenheim Partners, LLC	1.850%	3/19/2012	5/29/2012	543,978	542,000
Newedge Group	1.750%	4/9/2012	5/9/2012	204,297	204,000
PrinceRidge Group, LLC	1.900%	4/20/2012	5/21/2012	193,316	193,000
PrinceRidge Group, LLC	1.650%	4/25/2012	5/25/2012	383,527	383,000
UBS AG	1.990%	4/4/2012	5/4/2012	1,004,851	1,003,187
UBS AG	1.991%	4/9/2012	5/9/2012	539,135	538,242
UBS AG	1.740%	4/20/2012	5/14/2012	822,402	821,449
UBS AG	1.990%	4/23/2012	5/23/2012	761,958	760,697
Wells Fargo Securities, LLC	1.739%	4/27/2012	5/29/2012	1,342,071	1,340,000

Total					$9,153,575

See Related Notes to the Schedule of Investments.

Angel Oak Multi-Strategy Income Fund
Related Notes to the Schedule of Investments
April 30, 2012
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as collateralized mortgage obligations, U.S. government mortgage backed agencies, U.S. government agency issues and corporate bonds when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Angel Oak Multi-Strategy Income Fund
Related Notes to the Schedule of Investments – continued
April 30, 2012
 (Unaudited)

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available.  Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2012:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Observable Inputs	Level 3 -Unobservable Inputs	Total

Collateralized Mortgage Obligations	$-	$49,007,742	$-	$49,007,742
U.S. Government Mortgage-Backed Agencies	-	1,993,518	-	1,993,518
U.S. Government Agency Issues	-	1,310,575	-	1,310,575
Corporate Bonds	-	202,000	-	202,000
Money Market Securities	11,048,388	-	-	11,048,388
Total	$11,048,388	$52,513,835	$-	$63,562,223

Liabilities
Reverse Repurchase Agreement	$-	$(9,153,575)	$-	$(9,153,575)

The Fund did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.  The Trust recognizes transfers between fair value hierarchy levels at the reporting period end.  There were no transfers between any Levels during the reporting period.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of June 29, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  ____Valued Advisers Trust_______________

By      /s/ R. Jeffrey Young
       R. Jeffrey Young, President and Principal Executive Officer

Date    6/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ R. Jeffrey Young
        R. Jeffrey Young, President and Principal Executive Officer

Date           6/29/2012

By     /s/  William J. Murphy
          William J. Murphy, Treasurer and Principal Financial Officer

Date           6/29/2012